WISDOMTREE TRUST

WisdomTree Emerging Markets ex-China Fund

(Ticker Symbol: XC)

(the “Fund”)

Supplement dated May 24, 2022

to the currently effective

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for the Fund

The following information supplements, and should be read in conjunction with, the Prospectus and SAI for the above-listed Fund:

Shares of the Fund are not currently available for purchase on the secondary market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-XC-0522